Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Summary of Current and Deferred Components of Income Tax Expense
The current and deferred components of income tax expense included in the consolidated statements of comprehensive loss were as follows:

	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Current income tax	181	641	3,974
Deferred income tax	142,347	49,514	(224,961)

Income tax expense/(benefit)	142,528	50,155	(220,987)

Summary of Reconciliation Between the Income Tax Benefit
Reconciliation between the income tax benefit computed by applying the EIT tax rate to loss before income tax and income tax expense/(benefit) were as follows:

	For the Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Loss before income tax	(178,978)	(613,699)	(1,795,067)
Tax benefit at EIT tax rate of 25% (1)	(44,745)	(153,425)	(448,767)
Expenses not deductible for tax purposes	23,199	65,034	52,051
Research and development super deduction	(10,343)	(44,143)	(37,492)
Effect of different tax rates of subsidiaries operating in other jurisdictions	376	37,673	4,149
Effect of PRC preferential tax rates	—	—	52,502
Changes in valuation allowance	174,041	145,016	156,570

Income tax expense/(benefit)	142,528	50,155	(220,987)

(1)
The Group’s major operations during the years ended December 31, 2019, 2020 and 2021 were conducted in PRC, and thus all losses were attributable to the Group’s operations in the PRC (or foreign operation). Accordingly, the Group prepared its tax rate reconciliation starting with the PRC statutory tax rate during the years ended December 31, 2019, 2020 and 2021.

Summary of Deferred Tax Assets and Deferred Tax Liabilities
Deferred Tax Assets and Deferred Tax Liabilities

	As of December 31,
	2020	2021
	RMB	RMB
Deferred tax assets
Deductible advertising expenses exceeding the tax limit (2)	31,351	45,438
Accrued expenses	16,504	41,458
Other deductible expenses exceeding the tax limit (2)	300	427
Provisions for the prepayments and other non-current assets	—	10,125
Operating loss carry forward	361,627	579,821
Less: valuation allowances	(390,833)	(499,090)

Total deferred tax assets	18,949	178,179

Deferred tax liabilities
Intangible assets	12,623	13,551
Contract assets	212,138	148,375
Advance from customer	19,933	17,964

Total deferred tax liabilities	244,694	179,890

	As of December 31,
	2020	2021
	RMB	RMB
Classification in the consolidated balance sheets:
Deferred tax assets	—	11,840
Deferred tax liabilities	225,745	13,551

Summary of Valuation Allowance
Movement of valuation allowance

	As of December 31,
	2020	2021
	RMB	RMB
Balance at the beginning of the year	245,817	390,833
Additions	165,581	153,780
Reversals	(20,565)	(45,523)

Balance at end of the year	390,833	499,090